Filed Pursuant to Rule 497
File Nos. 333-214851 and 811-23216

FS SERIES TRUST

Supplement dated January 29, 2021 to the

FS Multi-Strategy Alternatives Fund

Prospectus, dated April 30, 2020

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Multi-Strategy Alternatives Fund (the “Fund”), dated April 30, 2020 (as may be supplemented and amended, the “Prospectus”). Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.

You should carefully consider the “Additional Information about the Fund—Additional Description of the Principal Risks of the Fund” beginning on page 88 of the statutory Prospectus before you decide to invest in the Fund’s Shares.

Underlying Managers

The Board of Trustees (the “Board”) of FS Series Trust (the “Trust”) has approved the appointment of Crabel Capital Management, LLC to serve as an underlying manager to the Fund, effective on or about February 1, 2021 (the “Crabel Effective Date”).

1.	As of the Crabel Effective Date, the chart on the beginning of page 3 of the Prospectus is replaced with the following:

Underlying Manager	Strategy
Chilton Investment Company, LLC (“Chilton”)	Equity Hedge
MidOcean Credit Fund Management, L.P. (“MidOcean Credit Partners”)	Event Driven
Crabel Capital Management, LLC (“Crabel”)	Tactical Trading

2.	As of the Crabel Effective Date, the third paragraph on page 16 of the Prospectus is replaced with the following:

Underlying Managers: As of the date of this prospectus, Chilton, MidOcean Credit Partners and Crabel are the Underlying Managers (and sub-advisers) for the Fund.

3.

As of the Crabel Effective Date, the third paragraph under the section entitled “Principal Strategies – FS Multi-Strategy Alternatives Fund” on page 79 of the Prospectus is replaced with the following:

The Adviser has currently entered into sub-advisory agreements with, and may allocate the Fund’s assets to, the following Underlying Managers:

Underlying Manager	Strategy
Chilton	Relative Value
MidOcean Credit Partners	Event Driven
Crabel	Tactical Trading

4.

As of the Crabel Effective Date, the following bullet point is added after the third paragraph under the section entitled “Multi-Manager Arrangements – FS Multi-Strategy Alternatives Fund” on page 116 of the Prospectus:

•

Crabel Capital Management, LLC (“Crabel”), located at 10250 Constellation Blvd., Suite 2650, Los Angeles, California 90067, an investment adviser registered with the SEC and a Commodity Pool Operator and Commodity Trading Adviser registered with the Commodity Futures Trading Commission and National Futures Association, serves as a sub-advisor to a portion of the Fund’s portfolio. Founded in February 1987, Crabel had approximately $6.3 billion in assets under management as of December 31, 2020.

Portfolio Managers

Effective immediately, Stephen Nelb no longer serves as a Portfolio Manager to the Fund. Therefore, all references to Stephen Nelb in the Fund’s Prospectus are hereby removed. Michael Kelly and Scott Burr, who currently serve as portfolio managers of the Fund, will remain as portfolio managers of the Fund.

Please retain this Supplement with your Prospectus for future reference.

FS SERIES TRUST

Supplement dated January 29, 2021 to the

FS Multi-Strategy Alternatives Fund

Statement of Additional Information, dated April 30, 2020

This supplement contains information which amends, supplements or modifies certain information contained in the Statement of Additional Information of FS Multi-Strategy Alternatives Fund (the “Fund”), dated April 30, 2020 (as may be supplemented and amended, the “SAI”). Capitalized terms used in this supplement have the same meanings as in the SAI, unless otherwise stated herein.

You should carefully consider the “Additional Information about the Fund—Additional Description of the Principal Risks of the Fund” beginning on page 88 of the statutory Prospectus before you decide to invest in the Fund’s Shares.

Underlying Managers

The Board of Trustees (the “Board”) of FS Series Trust (the “Trust”) has approved the appointment of Crabel Capital Management, LLC to serve as an underlying manager to the Fund, effective on or about February 1, 2021 (the “Crabel Effective Date”).

1.	As of the Crabel Effective Date, the first paragraph under the section entitled “Underlying Managers” on page 71 of the SAI is replaced with the following:

As of the date of this SAI, the Adviser engages the following Underlying Managers to provide investment management services to the FS Multi-Strategy Alternatives Fund:

•	Chilton

•	MidOcean Credit Partners

•	Crabel

Portfolio Managers

Effective immediately, Stephen Nelb no longer serves as a Portfolio Manager to the Fund. Therefore, all references to Stephen Nelb in the Fund’s SAI are hereby removed. Michael Kelly and Scott Burr, who currently serve as portfolio managers of the Fund, will remain as portfolio managers of the Fund.

Please retain this Supplement with your SAI for future reference.